Summary of Significant Accounting Policies (Details 3) - Fair Value, Inputs, Level 3 [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair value at beginning of period	$ 1,354,319	$ 2,549,196	$ 2,549,196
Issuance of derivative warrant liability
Warrants issued to investors in 2013 Series B Offering				$ 2,224,778
Placement agent warrants in 2013 Series B Offering				23,608
Modification and reclassification of outstanding warrants			$ 114,923	84,109
Derivative warrant liability, Net			2,664,119	2,332,495
Change in fair value	(856,327)	123,199	(1,309,800)	216,701
Fair value at end of period	$ 1,385,695	$ 2,787,318	$ 1,354,319	$ 2,549,196